Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Commitment and Contingencies [Line Items]
Operating lease liability, statement of financial position [Extensible List]	us-gaap:AccountsPayableAndOtherAccruedLiabilities
Operating lease right-of-use asset, statement of financial position [Extensible List]	us-gaap:OtherAssets
Weighted average remaining lease term	8 years 9 months 18 days
Weighted average discount rate	1.90%
Operating lease payments	$ 6,494
Right-of-use assets obtained in exchange for lease liabilities	8,341
Rental expense		$ 6,455	$ 6,477
Loans in process	1,456,072	1,201,341
Reserve for unfunded commitments	25,000	6,900
Loans receivable
Commitment and Contingencies [Line Items]
Loans in process	$ 2,738,095	$ 2,379,089